Consolidated Balance Sheets - USD ($)	Oct. 31, 2025	Oct. 31, 2024
CURRENT ASSETS
Cash	$ 572,807	$ 407,031
Accounts receivable, net	12,382,623	8,702,303
Prepayment, net	0	7,699
Prepaid expenses, current	1,963,359	0
Other receivables	5,073	11,410
Contract assets	1,158,370	603,979
Inventories	128	134
Interest receivable	10,500	0
Total current assets	16,093,350	9,772,710
NON-CURRENT ASSETS
Deferred offering costs	19,884	967,793
Prepaid expenses, non-current	105,000	0
Loan receivable	350,000	0
Operating lease assets, net	154,556	67,934
Finance lease assets, net	0	43,520
Property and equipment, net	201,539	242,185
Intangible assets, net	5,738	6,088
Deferred tax asset	248,908	136,799
Total non-current assets	1,085,625	1,464,319
TOTAL ASSETS	17,178,975	11,237,029
CURRENT LIABILITIES
Accounts payable	3,175,565	1,851,723
Advance from Customers	246	0
Payroll payable	15,009	23,401
Tax payables	1,138,911	821,010
Other payables	5,005,375	3,353,963
Finance lease liabilities – current	0	21,893
Operating lease liabilities – current	52,217	6,382
Estimated warranty liabilities	9,650	64,576
Total current liabilities	9,396,973	6,206,170
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current	54,331	13,550
Total non-current liabilities	54,331	13,550
TOTAL LIABILITIES	9,451,304	6,219,720
SHAREHOLDERS’ EQUITY
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	4,222,882	1,210,094
Statutory reserve	512,732	402,621
Retained earnings	3,118,706	3,551,019
Accumulated other comprehensive loss	(126,774)	(146,425)
Total shareholders’ equity	7,727,671	5,017,309
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	17,178,975	11,237,029
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	1,125	1,000
Class B Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	500	500
Related Party
CURRENT ASSETS
Due from related parties	490	40,154
CURRENT LIABILITIES
Due to related parties	$ 0	$ 63,222